Securitizations And Variable Interest Entities (Schedule Of Quantitative Information and Net Credit Losses about Securitized and Other Financial Assets Managed Together) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	$ 104,110	$ 229,266
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	690	2,642
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	481	362
On-Balance Sheet Loans [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	100,363	101,631
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	618	617
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	472	344
On-Balance Sheet Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	56,417	53,715
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	412	351
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	402	369
On-Balance Sheet Loans [Member] | Residential Mortgage [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	8,460	12,311
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	164	241
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	75	8
On-Balance Sheet Loans [Member] | Commercial Automobile [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	33,803	32,822
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	42	24
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	2	(1)
On-Balance Sheet Loans [Member] | Commercial Finance Receivables And Loans, Mortgage [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	0
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	0
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	0	(1)
On-Balance Sheet Loans [Member] | Commercial Other [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,683	2,783
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	1
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	(7)	(31)
Off-Balance Sheet Loans [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	899	120,879
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	3	1,896
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	3	2
Off-Balance Sheet Loans [Member] | Consumer Loans Auto Financing Receivable [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	899	1,495
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	3	4
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	3	2
Off-Balance Sheet Loans [Member] | US Government-sponsored Enterprises [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	119,384
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	1,892
Whole-Loan Transactions [Member]
Quantitative Information About Securitized And Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,848	6,756
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	69	129
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	$ 6	$ 16